Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2012
Core Plus Fixed Income Portfolio (First Prospectus Summary) | Core Plus Fixed Income Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Plus Fixed Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Portfolio (Class I)
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating
		Expenses would be higher.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio
		turnover rate was 240% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	240.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual
		costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., invests primarily in a diversified mix of U.S. dollar denominated investment grade fixed income securities, particularly U.S. government, corporate, municipal, mortgage and asset-backed securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest opportunistically in high yield securities
(commonly referred to as "junk bonds"). High yield securities are fixed-income securities rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Rating Group, a division of The McGraw-Hill
Companies, Inc. ("S&P"), or if unrated considered by the Adviser to be of equivalent quality. The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may also invest may be denominated in currencies other than U.S. dollars. The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs").

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities. The Portfolio may invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade. The Portfolio may engage in frequent trading of securities to achieve its investment objective. The Portfolio may also invest in restricted and illiquid securities.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes.
Derivative instruments used by the Portfolio will be counted toward the 80%
policy discussed above to the extent they have economic characteristics similar
		to the securities included within that policy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. Market prices of the Portfolio's fixed income securities respond to economic developments, especially changes in interest rates, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, as well as to perceptions of the creditworthiness of individual issuers. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of fixed income securities also generally will fall if an issuer's credit rating declines, and rise if it improves. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. Securities with greater spread durations are likely to be more sensitive to changes in spreads between U.S. Treasury and non-Treasury securities, generally making them more volatile than securities with lesser spread durations. Spread duration measures the change in the value of the security (or portfolio) for a given change in the interest rate spread (difference) between
U.S. Treasury and non-Treasury securities.

• Municipal Securities. Municipal obligations may be general obligations or revenue bonds and may include Build America Bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the
Portfolio may not be able to sell them quickly at a fair price. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio's restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the
Portfolio's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Mortgage Securities. The prices of mortgage securities may be particularly sensitive to changes in interest rates because of the risk that borrowers will become more or less likely to refinance their mortgages. For example, an increase in interest rates generally will reduce prepayments, effectively lengthening the maturity of some mortgage securities, and making them subject to more drastic price movements. Because of prepayment issues, it is not possible to predict the ultimate maturity of mortgage securities. Rates of prepayment faster or slower than anticipated by the Adviser could result in reduced yields, increased volatility and/or reductions in net asset value. Investments in TBAs may give rise to a form of leverage. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged. Further, TBAs may cause the portfolio turnover rate to be higher.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.
Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• High Yield Securities ("Junk Bonds"). High yield securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. When the Portfolio invests in high yield securities, it generally seeks to receive a correspondingly higher return on the securities it holds to compensate it for the additional credit risk and market risk it has assumed.
High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies.
This means that they may have more difficulty making scheduled payments of principal and interest. Prices of high yield securities will rise and fall primarily in response to actual or perceived changes in the issuer's financial health, although changes in market interest rates also will affect prices. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

• Foreign and Emerging Market Securities. Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. The Portfolio's investments may be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the
Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

• Portfolio Turnover. Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional
		transaction costs.
Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class
I shares year-by-year and by showing how the Portfolio's Class I shares' average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company.
If it did, returns would be lower. How the Portfolio has performed in the past
		does not necessarily indicate how the Portfolio will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class I shares year-by-year and by showing how the Portfolio's Class I shares' average annual returns for the past one, five and ten year periods compare with those of a broad measure of market performance over time.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio has performed in the past does not necessarily indicate how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns--(Calendar Years) (Class I) Commenced operations on January 2, 1997
Bar Chart, Closing	rr_BarChartClosingTextBlock	High 07/09 - 09/09 4.64% Quarter Low Quarter 07/08 - 09/08 -5.49%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (Class I) (for the calendar periods ended December 31, 2011)
Core Plus Fixed Income Portfolio (First Prospectus Summary) | Core Plus Fixed Income Portfolio | Barclays Capital U.S. Aggregate Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Core Plus Fixed Income Portfolio (First Prospectus Summary) | Core Plus Fixed Income Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory Fees	rr_ManagementFeesOverAssets	0.375%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return 2002	rr_AnnualReturn2002	7.33%
Annual Return 2003	rr_AnnualReturn2003	4.64%
Annual Return 2004	rr_AnnualReturn2004	4.37%
Annual Return 2005	rr_AnnualReturn2005	4.21%
Annual Return 2006	rr_AnnualReturn2006	3.73%
Annual Return 2007	rr_AnnualReturn2007	5.46%
Annual Return 2008	rr_AnnualReturn2008	(10.20%)
Annual Return 2009	rr_AnnualReturn2009	9.64%
Annual Return 2010	rr_AnnualReturn2010	7.14%
Annual Return 2011	rr_AnnualReturn2011	5.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.49%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Core Plus Fixed Income Portfolio
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.06%

[1]	The Barclays Capital U.S. Aggregate Index tracks the performance of U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.